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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21823


                      Pioneer Series Trust V
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Global Select Equity Fund
           Schedule of Investments  5/31/06 (unaudited)
Shares                                                      Value
           PREFERRED STOCK - 2.2 %
           Automobiles & Components - 2.2 %
           Automobile Manufacturers - 2.2 %
       31  Porsche AG *                                   $  29,877
           Total Automobiles & Components                 $  29,877
           TOTAL PREFERRED STOCK
           (Cost   $23,605)                               $  29,877

           COMMON STOCK - 94.6 %
           Energy - 9.5 %
           Integrated Oil & Gas - 9.5 %
      670  ConocoPhillips                                 $  42,404
      378  Occidental Petroleum Corp.                        37,456
      933  Repsol SA                                         25,955
      388  Total SA *                                        25,313
                                                          $ 131,128
           Total Energy                                   $ 131,128

           Materials - 6.3 %
           Diversified Chemical - 1.1 %
      185  BASF AG *                                      $  15,048
           Diversified Metals & Mining - 4.0 %
      377  Inco, Ltd. *                                   $  24,859
      542  Rio Tinto Plc                                     29,975
                                                          $  54,834
           Specialty Chemicals - 1.2 %
      300  Shin-Etsu Chemical Co., Ltd.                   $  16,966
           Total Materials                                $  86,848

           Capital Goods - 8.1 %
           Aerospace & Defense - 2.6 %
      573  United Technologies Corp.                      $  35,824
           Industrial Conglomerates - 3.4 %
      221  Siemens                                        $  19,006
    1,034  Tyco International, Ltd.                          28,032
                                                          $  47,038
           Industrial Machinery - 2.1 %
      674  Ingersoll-Rand Co.                             $  29,393
           Total Capital Goods                            $ 112,255

           Consumer Durables & Apparel - 5.3 %
           Apparel, Accessories & Luxury Goods - 1.9 %
      131  Adidas-Salomon AG *                            $  25,971
           Homebuilding - 3.4 %
      400  Daito Trust Construction Co., Ltd. *           $  21,799
    3,000  Sekisui Chemical Company, Ltd. *                  25,641
                                                          $  47,440
           Total Consumer Durables & Apparel              $  73,411

           Retailing - 4.8 %
           Apparel Retail - 1.7 %
    1,320  Gap, Inc.                                      $  24,024
           Department Stores - 2.0 %
      926  Next Plc                                       $  28,140
           Specialty Stores - 1.1 %
      358  Office Depot, Inc. *                           $  14,882
           Total Retailing                                $  67,046

           Food & Drug Retailing - 3.6 %
           Drug Retail - 1.5 %
      726  CVS Corp.                                      $  20,255
           Hypermarkets & Supercenters - 2.1 %
      608  Wal-Mart Stores, Inc.                          $  29,458
           Total Food & Drug Retailing                    $  49,713

           Food, Beverage & Tobacco - 2.3 %
           Tobacco - 2.3 %
        9  Japan Tobacco, Inc. *                          $  32,067
           Total Food, Beverage & Tobacco                 $  32,067

           Health Care Equipment & Services - 4.2 %
           Health Care Equipment - 1.4 %
      155  Synthes, Inc. *                                $  18,974
           Managed Health Care - 2.8 %
      538  Wellpoint, Inc. *                              $  38,510
           Total Health Care Equipment & Services         $  57,484

           Pharmaceuticals & Biotechnology - 7.2 %
           Pharmaceuticals - 7.2 %
      623  Astrazeneca Plc                                $  32,928
      758  Bristol-Myers Squibb Co.                          18,609
    1,032  Pfizer, Inc.                                      24,417
      154  Roche Holdings AG                                 23,964
                                                          $  99,918
           Total Pharmaceuticals & Biotechnology          $  99,918

           Banks - 12.3 %
           Diversified Banks - 12.3 %
    1,945  Barclays Plc                                   $  22,511
      257  BNP Paribas SA *                                  23,944
      560  Commonwealth Bank of Australia                    18,267
    2,000  Development Bank of Singapore, Ltd.               22,030
      672  Royal Bank of Scotland Group Plc                  21,652
      136  Societe Generale *                                20,908
        4  Sumitomo Mitsui Financial Group, Inc. *           40,905
                                                          $ 170,217
           Total Banks                                    $ 170,217

           Diversified Financials - 9.3 %
           Diversified Capital Markets - 1.8 %
      440  CS Group *                                     $  25,396
           Diversified Financial Services - 7.5 %
      827  Bank of America Corp.                          $  40,027
    1,291  Citigroup, Inc.                                   63,646
                                                          $ 103,673
           Total Diversified Financials                   $ 129,069

           Insurance - 6.2 %
           Multi-Line Insurance - 6.2 %
      684  American International Group, Inc.             $  41,587
    1,361  Aviva Plc                                         18,828
      746  AXA *                                             25,896
                                                          $  86,311
           Total Insurance                                $  86,311

           Software & Services - 5.0 %
           IT Consulting & Other Services - 1.8 %
      890  Accenture, Ltd.                                $  25,054
           Systems Software - 3.2 %
    1,933  Microsoft Corp.                                $  43,786
           Total Software & Services                      $  68,840

           Technology Hardware & Equipment - 3.8 %
           Electronic Equipment & Instruments - 1.8 %
       78  Samsung Electronics *                          $  24,643
           Office Electronics - 2.0 %
      400  Canon, Inc.                                    $  27,835
           Total Technology Hardware & Equipment          $  52,478

           Semiconductors - 1.4 %
           Semiconductors - 1.4 %
    1,062  Intel Corp.                                    $  19,137
           Total Semiconductors                           $  19,137

           Telecommunication Services - 3.4 %
           Integrated Telecommunication Services - 1.4 %
      572  BellSouth Corp.                                $  19,316
           Wireless Telecommunication Services - 2.0 %
   11,856  Vodafone Group Plc                             $  27,321
           Total Telecommunication Services               $  46,637

           Utilities - 1.9 %
           Electric Utilities - 1.9 %
      469  Exelon Corp.                                   $  26,550
           Total Utilities                                $  26,550
           TOTAL COMMON STOCK
           (Cost   $1,268,961)                            $1,309,109

           RIGHTS/WARRANTS - 0.0 %
           Materials - 0.0 %
           Diversified Chemical - 0.0 %
       97  Arkema Rights, Expires 6/26/06 *               $     344
           Total Materials                                $     344
           TOTAL RIGHTS/WARRANTS
           (Cost   $334)                                  $     344
           TOTAL INVESTMENT IN SECURITIES - 96.8%
           (Cost   $1,292,900) (a)                        $1,339,330

           OTHER ASSETS AND LIABILITIES - 3.2%            $ 44,324

           TOTAL NET ASSETS - 100.0%                      $1,383,654

       *   Non-income producing security

     (a) At May 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $1,292,900 was as follows:

           Aggregate gross unrealized gain for all investm$ 67,166

           Aggregate gross unrealized loss for all investme(20,736)

           Net unrealized gain                            $ 46,430


       Pioneer Select Research Growth Fund
       Schedule of Investments  5/31/06 (unaudited)

Shares                                                           Value
       COMMON STOCK - 99.7 %
       Energy - 4.0 %
       Integrated Oil & Gas - 4.0 %
   158 ConocoPhillips                                          $ 10,000
    97 Occidental Petroleum Corp.                                 9,612
                                                               $ 19,612
       Total Energy                                            $ 19,612

       Materials - 2.2 %
       Diversified Metals & Mining - 2.2 %
   128 Phelps Dodge Corp.                                      $ 10,968
       Total Materials                                         $ 10,968

       Capital Goods - 11.0 %
       Aerospace & Defense - 4.9 %
   150 Northrop Grumman Corp.                                  $  9,702
   235 United Technologies Corp.                                 14,692
                                                               $ 24,394
       Electrical Component & Equipment - 1.1 %
   100 Thomas & Betts Corp. *                                  $  5,750
       Industrial Conglomerates - 5.0 %
   176 3M Co.                                                  $ 14,724
   371 Tyco International, Ltd.                                  10,058
                                                               $ 24,782
       Total Capital Goods                                     $ 54,926

       Commercial Services & Supplies - 2.0 %
       Diversified Commercial Services - 2.0 %
   137 The Dun & Bradstreet Corp. *                            $  9,983
       Total Commercial Services & Supplies                    $  9,983

       Transportation - 2.5 %
       Air Freight & Couriers - 2.5 %
   156 United Parcel Service                                   $ 12,566
       Total Transportation                                    $ 12,566

       Consumer Durables & Apparel - 1.9 %
       Apparel, Accessories & Luxury Goods - 1.9 %
   244 Liz Claiborne, Inc.                                     $  9,435
       Total Consumer Durables & Apparel                       $  9,435

       Consumer Services - 2.7 %
       Hotels, Resorts & Cruise Lines - 1.3 %
   157 Carnival Corp.                                          $  6,266
       Restaurants - 1.4 %
   210 McDonald's Corp.                                        $  6,966
       Total Consumer Services                                 $ 13,232

       Media - 2.7 %
       Movies & Entertainment - 1.0 %
   130 Viacom, Inc. (Class B)                                  $  4,908
       Publishing - 1.7 %
   165 McGraw-Hill Co., Inc.                                   $  8,514
       Total Media                                             $ 13,422

       Retailing - 6.0 %
       Apparel Retail - 1.2 %
   218 Ross Stores, Inc.                                       $  6,159
       Department Stores - 2.0 %
   167 J.C. Penney Co., Inc.                                   $ 10,147
       General Merchandise Stores - 2.8 %
   280 Target Corp.                                            $ 13,698
       Total Retailing                                         $ 30,004

       Food & Drug Retailing - 3.6 %
       Drug Retail - 1.7 %
   307 CVS Corp.                                               $  8,565
       Food Distributors - 1.9 %
   305 Sysco Corp.                                             $  9,327
       Total Food & Drug Retailing                             $ 17,892

       Food, Beverage & Tobacco - 6.7 %
       Packaged Foods & Meats - 2.0 %
   276 Campbell Soup Co.                                       $  9,712
       Soft Drinks - 2.1 %
   176 PepsiCo, Inc.                                           $ 10,641
       Tobacco - 2.6 %
   175 Altria Group, Inc.                                      $ 12,661
       Total Food, Beverage & Tobacco                          $ 33,014

       Household & Personal Products - 2.2 %
       Household Products - 2.2 %
   177 Kimberly-Clark Corp.                                    $ 10,739
       Total Household & Personal Products                     $ 10,739

       Health Care Equipment & Services - 8.3 %
       Health Care Facilities - 2.1 %
   239 HCA, Inc.                                               $ 10,624
       Health Care Services - 2.1 %
   177 Laboratory Corporation of America Holdings *            $ 10,507
       Managed Health Care - 4.1 %
   254 Aetna, Inc. *                                           $  9,769
   205 Coventry Health Care, Inc. *                              10,711
                                                               $ 20,480
       Total Health Care Equipment & Services                  $ 41,611

       Pharmaceuticals & Biotechnology - 10.1 %
       Biotechnology - 4.2 %
   227 Amgen, Inc. *                                           $ 15,343
   223 Cubist Pharmaceuticals, Inc. *                             5,278
                                                               $ 20,621
       Life Sciences Tools & Services - 2.0 %
   238 Waters Corp. *                                          $  9,913
       Pharmaceuticals - 3.9 %
   178 Astrazeneca Plc (A.D.R.)                                $  9,423
   276 Teva Pharmaceutical Industries, Ltd.                      10,049
                                                               $ 19,472
       Total Pharmaceuticals & Biotechnology                   $ 50,006

       Banks - 0.8 %
       Thrifts & Mortgage Finance - 0.8 %
   283 Hudson City Bancorp, Inc.                               $  3,874
       Total Banks                                             $  3,874

       Diversified Financials - 3.8 %
       Investment Banking & Brokerage - 1.6 %
   109 Merrill Lynch & Co., Inc.                               $  7,893
       Diversified Financial Services - 2.2 %
   220 Citigroup, Inc.                                         $ 10,846
       Total Diversified Financials                            $ 18,739

       Insurance - 1.5 %
       Multi-Line Insurance - 1.5 %
   216 Genworth Financial, Inc.                                $  7,234
       Total Insurance                                         $  7,234

       Real Estate - 0.9 %
       Office Real Estate Investment Trusts - 0.9 %
   148 BioMed Property Trust, Inc.                             $  4,243
       Total Real Estate                                       $  4,243

       Software & Services - 9.5 %
       Systems Software - 9.5 %
   841 Microsoft Corp.                                         $ 19,049
   980 Oracle Corp. *                                            13,936
   891 Symantec Corp. *                                          13,900
                                                               $ 46,885
       Total Software & Services                               $ 46,885

       Technology Hardware & Equipment - 9.3 %
       Communications Equipment - 2.2 %
   463 Corning, Inc. *                                         $ 11,228
       Computer Hardware - 7.1 %
   219 Apple Computer, Inc. *                                  $ 13,090
   566 Dell, Inc. *                                              14,365
   458 Palm, Inc. *                                               7,548
                                                               $ 35,003
       Total Technology Hardware & Equipment                   $ 46,231

       Semiconductors - 6.4 %
       Semiconductors - 6.4 %
   369 Altera Corp. *                                          $  7,218
   357 Freescale Semiconductor, Inc. (Class B) *                 11,142
   427 Texas Instruments, Inc.                                   13,332
                                                               $ 31,692
       Total Semiconductors                                    $ 31,692

       Telecommunication Services - 0.5 %
       Wireless Telecommunication Services - 0.5 %
   100 Vodafone Group Plc (A.D.R.)                             $  2,300
       Total Telecommunication Services                        $  2,300

       Utilities - 1.1 %
       Independent Power Producer & Energy Traders - 1.1 %
    93 TXU Corp.                                               $  5,329
       Total Utilities                                         $  5,329
       TOTAL COMMON STOCK
       (Cost   $509,208)                                       $493,937
       TOTAL INVESTMENT IN SECURITIES - 99.7%
       (Cost   $509,208) (a)                                   $493,937

       OTHER ASSETS AND LIABILITIES - 0.3%                     $ 1,293

       TOTAL NET ASSETS - 100.0%                               $495,230

    *  Non-income producing security

(A.D.R.American Depositary Receipt

  (a) At May 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $509,208 was as follows:

       Aggregate gross unrealized gain for all investments in w$16,145

       Aggregate gross unrealized loss for all investments in wh(31,416

       Net unrealized gain                                     $(15,271

           Pioneer Select Research Value Fund
           Schedule of Investments  5/31/06 (unaudited)
 Shares                                                              Value
           COMMON STOCK - 99.6 %
           Energy - 13.9 %
           Integrated Oil & Gas - 10.9 %
     348   Chevron Corp.                                           $  20,807
     299   ConocoPhillips                                             18,924
     176   Occidental Petroleum Corp.                                 17,440
                                                                   $  57,171
           Oil & Gas Equipment & Services - 3.0 %
     299   Weatherford International, Inc. *                       $  15,560
           Total Energy                                            $  72,731

           Materials - 4.3 %
           Diversified Chemical - 1.9 %
     158   Ashland, Inc.                                           $   9,875
           Diversified Metals & Mining - 2.4 %
     146   Phelps Dodge Corp.                                      $  12,511
           Total Materials                                         $  22,386

           Capital Goods - 5.4 %
           Electrical Component & Equipment - 1.3 %
     117   Thomas & Betts Corp. *                                  $   6,728
           Industrial Conglomerates - 4.1 %
     128   3M Co.                                                  $  10,708
     400   Tyco International, Ltd.                                   10,844
                                                                   $  21,552
           Total Capital Goods                                     $  28,280

           Transportation - 1.5 %
           Air Freight & Couriers - 1.5 %
     100   United Parcel Service                                   $   8,055
           Total Transportation                                    $   8,055

           Consumer Durables & Apparel - 1.6 %
           Apparel, Accessories & Luxury Goods - 1.6 %
     209   Liz Claiborne, Inc.                                     $   8,082
           Total Consumer Durables & Apparel                       $   8,082

           Consumer Services - 1.6 %
           Restaurants - 1.6 %
     245   McDonald's Corp.                                        $   8,127
           Total Consumer Services                                 $   8,127

           Media - 4.0 %
           Movies & Entertainment - 2.0 %
     275   Viacom, Inc. (Class B)                                  $  10,381
           Publishing - 2.0 %
     203   McGraw-Hill Co., Inc.                                   $  10,475
           Total Media                                             $  20,856

           Retailing - 1.3 %
           Department Stores - 1.3 %
     114   J.C. Penney Co., Inc.                                   $   6,927
           Total Retailing                                         $   6,927

           Food & Drug Retailing - 1.3 %
           Food Distributors - 1.3 %
     229   Sysco Corp.                                             $   7,003
           Total Food & Drug Retailing                             $   7,003

           Food, Beverage & Tobacco - 4.8 %
           Soft Drinks - 2.0 %
     466   PepsiAmericas, Inc. *                                   $  10,406
           Tobacco - 2.8 %
     202   Altria Group, Inc.                                      $  14,615
           Total Food, Beverage & Tobacco                          $  25,021

           Health Care Equipment & Services - 1.5 %
           Managed Health Care - 1.5 %
     208   Aetna, Inc. *                                           $   8,000
           Total Health Care Equipment & Services                  $   8,000

           Pharmaceuticals & Biotechnology - 5.3 %
           Pharmaceuticals - 5.3 %
     127   Astrazeneca Plc (A.D.R.)                                $   6,723
     340   Bristol-Myers Squibb Co.                                    8,347
     383   Merck & Co., Inc.                                          12,750
                                                                   $  27,820
           Total Pharmaceuticals & Biotechnology                   $  27,820

           Banks - 12.0 %
           Diversified Banks - 7.7 %
     194   Comerica, Inc.                                          $  10,622
     446   U.S. Bancorp                                               13,768
     301   Wachovia Corp.                                             16,104
                                                                   $  40,494
           Regional Banks - 2.1 %
     142   SunTrust Banks, Inc.                                    $  10,751
           Thrifts & Mortgage Finance - 2.2 %
     835   Hudson City Bancorp, Inc.                               $  11,431
           Total Banks                                             $  62,676

           Diversified Financials - 16.1 %
           Asset Management & Custody Banks - 0.8 %
     131   Federated Investors, Inc. *                             $   4,208
           Consumer Finance - 2.6 %
     252   American Express Co.                                    $  13,699
           Investment Banking & Brokerage - 3.5 %
     253   Merrill Lynch & Co., Inc.                               $  18,320
           Diversified Financial Services - 9.2 %
     479   Bank of America Corp.                                   $  23,184
     499   Citigroup, Inc.                                            24,601
                                                                   $  47,785
           Total Diversified Financials                            $  84,012

           Insurance - 7.9 %
           Insurance Brokers - 1.6 %
     230   Aon Corp. *                                             $   8,200
           Life & Health Insurance - 2.0 %
     206   MetLife, Inc.                                           $  10,603
           Multi-Line Insurance - 4.3 %
     308   Genworth Financial, Inc.                                $  10,315
     139   Hartford Financial Services Group, Inc.                    12,224
                                                                   $  22,539
           Total Insurance                                         $  41,342

           Real Estate - 1.6 %
           Office Real Estate Investment Trusts - 1.6 %
     295   BioMed Property Trust, Inc.                             $   8,458
           Total Real Estate                                       $   8,458

           Software & Services - 1.0 %
           Systems Software - 1.0 %
     384   Oracle Corp. *                                          $   5,460
           Total Software & Services                               $   5,460

           Technology Hardware & Equipment - 2.9 %
           Communications Equipment - 1.4 %
     378   Cisco Systems, Inc. *                                   $   7,439
           Computer Hardware - 1.5 %
     471   Palm, Inc. *                                            $   7,762
           Total Technology Hardware & Equipment                   $  15,201

           Telecommunication Services - 5.4 %
           Integrated Telecommunication Services - 2.5 %
     360   BellSouth Corp.                                         $  12,155
      27   Embarq Corp. *                                              1,104
                                                                   $  13,259
           Wireless Telecommunication Services - 2.9 %
     530   Sprint Nextel Corp.                                     $  11,241
     170   Vodafone Group Plc (A.D.R.)                                 3,910
                                                                   $  15,151
           Total Telecommunication Services                        $  28,410

           Utilities - 6.2 %
           Electric Utilities - 5.1 %
     360   Allegheny Energy, Inc. *                                $  13,127
     350   Edison International                                       13,734
                                                                   $  26,861
           Independent Power Producer & Energy Traders - 1.1 %
     100   TXU Corp.                                               $   5,730
           Total Utilities                                         $  32,591
           TOTAL COMMON STOCK
           (Cost   $507,818)                                       $ 521,438
           TOTAL INVESTMENT IN SECURITIES - 99.6%
           (Cost   $507,818) (a)                                   $ 521,438

           OTHER ASSETS AND LIABILITIES - 0.4%                     $  1,994

           TOTAL NET ASSETS - 100.0%                               $ 523,432

      *    Non-income producing security

(A.D.R.)   American Depositary Receipt

    (a) At May 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $507,818 was as follows:

           Aggregate gross unrealized gain for all investments in w$ 23,224

           Aggregate gross unrealized loss for all investments in wh (9,604)

           Net unrealized gain                                     $ 13,620



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust V

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 31, 2006

* Print the name and title of each signing officer under his or her signature.